Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases
NOTE 4 - LEASES:
As of June 30, 2022, the Company has several operating lease agreements for its facilities and vehicles as follows:
Offices:
The Company’s corporate headquarters are located in Hod Hasharon, Israel, consisting of approximately 5,500 square meters of facility space under lease that will expire on February 28, 2023, with an option to extend the lease period by additional two years until February 28, 2025. The Company concluded that it is reasonably certain that it will exercise the renewal option. Accordingly, such renewal option was included in determining the lease term.
The monthly rent payment is approximately $132 thousands.
The Company has entered into various operating leases for office buildings in other territories. The total monthly rent payment of those leases is approximately $10 thousands.
Vehicles:
The Company rents motor vehicles for use by some of its employees under operating lease agreements with lease terms of three years. As collateral for the cars’ lease agreements, the Company pays in advance the fee for the last month under the lease agreement.
As of June 30, 2022, the Company is engaged with car lease companies for leasing of over 30 vehicles. The monthly payments for those agreements are approximately $27 thousands.
The table below presents the effects on the amounts relating to the Company’s total lease costs:

	For the six months ended on June 30,2022	For the three months ended on June 30, 2022

	U.S. dollars in thousands
Operating lease cost:
Fixed Payment	1,184	585
The table below presents supplemental cash flow information related to operating leases:

	For the six months ended on June 30,2022	For the three months ended on June 30,2022

	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	1,066	509

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases, for initial adoption refer to note 2(c)	350	104
The table below presents supplemental balance sheet information related to operating leases:

June 30, 2022
U.S. dollars in thousands
Operating lease right-of-use assets	4,408

Current maturities of operating leases	1,814
Non-current operating leases	2,126

Total operating lease liabilities	3,940

Weighted average remaining lease term (years)	2.5

Weighted annual average discount rate	13.06%

The table below presents maturities of operating lease liabilities:

June 30, 2022
U.S. dollars in thousands
2022	1004
2023	1,863
2024	1,722
2025	26

Total operating lease payments	4,615

Less: imputed interest	(675)

Present value of lease liabilities	3,940